Cover Page	Mar. 12, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 12, 2023
Entity Registrant Name	Sezzle Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56267
Entity Tax Identification Number	81-0971660
Entity Address, Address Line One	251 N 1st Avenue
Entity Address, Address Line Two	Ste. 200
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
Country Region	+1
City Area Code	651
Local Phone Number	504 5402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001662991
Amendment Flag	false